OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
OTHER LIABILITIES
Schedule of other liabilities

USDm	2022	2021	2020
Accrued operating expenses	12.0	11.8	14.3
Accrued interest	3.6	2.3	3.1
Wages and social expenses	15.0	15.1	16.8
Derivative financial instruments	1.9	11.3	24.7
Other	1.6	3.2	0.9
Balance as of 31 December	34.1	43.7	59.8

Hereof non-current	3.0	—	—
Hereof current	31.1	43.7	59.8